Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Nonoperating Income (Expense) [Abstract]
Schedule Of Other Income, Net

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Pension non-service cost	$(6,596)	$(4,555)	$(11,715)
Gain (loss) on sale of investments (1)	—	(10,619)	—
Revaluation of investments (2)	(2,963)	(10,175)	17,282
Insurance compensation	5,200	—	—
Other	(428)	1,787	(231)
	$(4,787)	$(23,562)	$5,336

(1)    During 2022 the company recognized a gain (loss) resulting from the sales of holdings in affiliated companies in Israel to third parties (see Note 6B).
(2)    During 2023, 2022 and 2021, the Company recognized gains and losses as a result of revaluation of its investments accounted for under the fair value method (see Note 6C).